Treasury Shares	3 Months Ended
Mar. 31, 2026
Treasury Shares [Abstract]
TREASURY SHARES

NOTE 8 - TREASURY SHARES:

a.	On December 27, 2024, the Company initiated a share repurchase program (the – “Buyback”), at an aggregate amount of up to $10 million. During 2024 and 2025, the Company has repurchased in the open market a total of 3,302,194 shares at a total consideration of $10 million.

b.	On February 11, 2025, the Company initiated a second share repurchase program (the – “Second Buyback”), at an aggregate amount of up to $15 million. During 2025, The Company has repurchased in the open market a total of 6,151,225 shares at a total consideration of $15 million.

Overall, in the framework of the Buyback and the Second Buyback, the Company repurchased a total amount of 9,453,419 Ordinary Shares, for a total amount of $25 million.

During 2025, 6,151,225 shares were formally cancelled and retired from the Company’s issued share registration. On January 22, 2026, 3,302,194 shares were formally cancelled and retired from the Company’s issued share registration.